Performance Management - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index to the J.P. Morgan Emerging Market Bond Index Global Diversified effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	13.91%
Low Quarter	March 31, 2020	-14.22%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was 11.19%.

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	10.82%	4.54%	5.34%
Class A Return After Taxes on Distributions	8.02%	1.91%	2.99%
Class A Return After Taxes on Distributions and Sale of Class A Shares	7.20%	2.66%	3.32%
Class I Return Before Taxes	14.78%	5.49%	5.97%
Class R6 Return Before Taxes	14.85%	5.56%	5.99%
J.P. Morgan Emerging Market Bond Index Global Diversified (reflects no deduction for fees, expenses or taxes)	-2.38%	-1.86%	0.43%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)	2.28%	-0.32%	2.06%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%). Class R6 commenced operations on February 4, 2013. Effective September 3, 2015, the Fund began offering Class A and Class I shares and the Fund’s existing share class was redesignated as Class R6 shares. The Class A performance shown above for the period prior to September 3, 2015 (commencement of operations) is the performance of Class R6 shares, adjusted for the sales charge that applies to Class A shares but not adjusted for any other differences in the expenses of the two classes and the Class I performance shown above for the period prior to September 3, 2015 (commencement of operations) is the performance of Class R6 shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index(es) is used with permission. The Index(es) may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to September 30, 2025) was 11.19%.
Bar Chart, Year to Date Return	11.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	13.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(14.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020